Shareholder Report, Holdings (Details) - C000244624 [Member]	Jan. 31, 2025
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
FS KKR Capital Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Ares Management Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Golub Capital BDC, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Diversified Financial Servies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Multi-Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%